Share-Based Compensation - Assumptions (Detail) - Class B common stock issued to management holders [Member] - Stock Option [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility (as a percent)	66.00%	55.00%	56.00%	55.00%	73.00%
Risk-free interest rate (as a percent)	1.80%	1.67%	1.64%	1.69%	1.63%
Expected term (in years)	6 years 2 months 12 days	6 years 3 months 19 days	6 years 3 months 19 days	6 years 4 months 24 days	5 years